EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2024
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

NOTE 21 — EMPLOYEE BENEFITS

Total assets and liabilities of all types of employee benefits granted by the Company and its subsidiaries as of December 31, 2024 and 2023 are as follows:

	2024	2023
Plan assets - Defined contribution pension plan	9,716	11,695
Total assets	9,716	11,695

Actuarial liabilities - Defined benefit pension plan	303,925	498,732
Actuarial liabilities - Post-employment health care benefit	224,677	196,446
Retirement and termination benefit liabilities	16,790	11,798
Total liabilities	545,392	706,976

Current	186	209
Non-current	545,206	706,767

a) Post-employment defined benefit pension plan

The Company’s Canadian and US subsidiaries sponsor defined benefit plans (Canadian Plan and American Plan), collectively referred to as the North American Plans, that cover substantially all their employees and provide supplemental benefits to employees during retirement. The assumptions adopted for pension plans can have a significant effect on the amounts disclosed and recorded for these plans.

The Company and its subsidiaries in Brazil sponsor a defined benefit pension plan (Brazilian plans), managed by Gerdau - Sociedade de Previdência Privada (GPrev), a closed supplementary pension plan, which were settled in 2010 and include only participants who decided not to transfer the reserve to a new defined contribution plan and, therefore, opted to maintain the benefit settled in the defined benefit plan, which has been adjusted by the INPC (National Consumer Price Index).

The potential effects of changes to the North American Plans on the Consolidated Statement of Income are presented below:

	1% Increase	1% Decrease
Discount rate	(18,225)	15,157

The accumulated amount recognized in other Comprehensive Income for employee benefits is R$ (539,300) as of December 31, 2024 (R$ (578,055) as of December 31, 2023).

Defined Benefit Pension Plan

The current expenses of the defined benefit pension plans are as follows:

	2024	2023	2022
Cost of current service	49,339	46,176	63,616
Interest expense	213,267	204,604	169,526
Return on plan assets	(205,604)	(187,247)	(150,700)
Past service cost	7,164	—	—
Settlement	(24,625)	—	—
Interest cost on unrecoverable surplus	14,129	13,645	10,440
Net pension cost	53,670	77,178	92,882

The reconciliations of assets and liabilities of the plans are as follows:

	2024	2023
Present value of defined benefit obligation	(2,752,097)	(3,573,044)
Fair value of plan assets	2,871,304	3,383,887
Asset ceiling restrictions on recognition of net funded assets	(423,132)	(309,575)
Net	(303,925)	(498,732)
Defined benefit obligation	(303,925)	(498,732)

Changes in plan assets and actuarial liabilities were as follows:

	2024	2023	2022
Variation of the plan obligations
Obligation at the begining of the year	3,573,044	3,841,213	5,409,065
Cost of service	49,339	46,176	63,616
Interest expense	213,267	204,604	169,526
Payments of the benefits	(343,378)	(410,621)	(317,779)
Past service cost	7,164	—	—
Settlement	(1,346,899)	—	—
Acturial remeasurements	(119,823)	117,644	(1,058,898)
Exchange Variance	719,383	(225,972)	(424,317)
Obligation at the end of the year	2,752,097	3,573,044	3,841,213

	2024	2023	2022
Variation of the plan assets
Fair value of the plan assets at the begining of the year	3,383,887	3,499,475	4,647,361
Return of the plan assets	205,604	187,247	150,700
Contributions from sponsors	331,212	75,321	173,316
Settlement	(1,322,274)	—	—
Payments of benefits	(347,088)	(413,565)	(317,779)
Remeasurement	(6,340)	214,503	(791,672)
Exchange Variance	626,303	(179,094)	(362,451)
Fair value of plan assets at the end of the year	2,871,304	3,383,887	3,499,475

Amounts recognized as actuarial gains and losses in the Statement of Comprehensive Income are as follows:

	2024	2023	2022
Return of the plan assets	6,340	(214,503)	791,672
Actuarial Remeasurements	(119,823)	117,644	(1,058,898)
Restriction recognized in Other Comprehensive Income (Asset Ceiling)	70,212	(22,456)	4,965
Remeasurements recognized in Other Comprehensive Income	(43,271)	(119,315)	(262,261)

The historical actuarial remeasurements are as follows:

	2024	2023	2022	2021	2020
Present value of defined benefit obligation	(2,752,097)	(3,573,044)	(3,841,213)	(5,409,065)	(5,921,285)
Fair value of the plan assets	2,871,304	3,383,887	3,499,475	4,647,361	4,652,000
Surplus (Deficit)	119,207	(189,157)	(341,738)	(761,704)	(1,269,285)
Experience adjustments on plan liabilities (Gain)	(119,823)	117,644	(1,058,898)	(457,421)	467,106
Experience adjustments on plan assets (Gain)	6,340	(214,503)	791,672	(25,498)	(334,675)

Actuarial remeasurements are recognized in the period in which they occur and are recorded directly in comprehensive income.

The allocations for plan assets are presented below:

	2024
		North
	Brazilian Plans	American Plans
Fixed income	99.7%	58.3%
Variable income	—	36.8%
Others	0.3%	4.9%
Total	100.0%	100.0%

	2023
		North
	Brazilian Plans	American Plans
Fixed income	99.7%	83.6%
Variable income	—	11.6%
Others	0.3%	4.8%
Total	100.0%	100.0%

The investment strategy for the Brazilian Plan is based on a long-term macroeconomic scenario. This scenario assumes a reduction in Brazil’s sovereign risk, moderate economic growth, stable levels of inflation, exchange rates and moderate interest rates.

The Canadian and American subsidiaries have an Investment Committee that defines the investment policy for the defined benefit plans. The primary investment objective is to ensure the security of benefits that were accrued under the plans, providing an adequately funded asset pool which is separated and independent of the Company. To reach this objective, the fund must invest in a manner that adheres to safeguards and diversification to which a prudent investor of pension funds would normally adhere. These subsidiaries retain specialized consultants that advice and support Investment Committee decisions and recommendations.

The asset mix policy considers the principles of diversification and long-term investment goals, as well as liquidity requirements. To do this, the target allocation ranges between 10% in shares, 85% in debt securities and 5% in alternative securities, and for Brazilian Plan it is close to 100% in fixed income.

The tables below show a summary of the assumptions used to calculate the defined benefit plans in 2024 and 2023, respectively:

	2024
	Brazilian Plan	North American Plans
Average discount rate	11.07%	4.58% to 5.62%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2024
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2024
Rate of rotation	Null	Based on age and/or the service

	2023
	Brazilian Plan	North American Plans
Average discount rate	9.03%	4.12% to 5.11%
Rate of increase in compensation	Not applicable	1.50%
Mortality table	AT-2000 per sex	RP-2006 and MP-2023
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2023
Rate of rotation	Null	Based on age and/or the service

b) Post-employment defined contribution pension plan

The Company and its subsidiaries in Brazil, in the United States and in Canada maintain a defined contribution plan to which contributions are made by the sponsor in proportion to the contributions made by its participating employees. The total cost of these plans was R$ 215,085 in 2024 (R$ 196,027 in 2023 and R$ 184,984 in 2022).

c) Post-employment health care benefit plan

The North American plans include, in addition to pension benefits, specific health care benefits for employees who retire after a certain age and with a certain number of years of service. The Americans and Canadian subsidiaries have the right to change or eliminate these benefits, and the contributions are actuarially calculated.

The net periodic costs of post-employment health care benefits are as follows:

	2024	2023	2022
Current service cost	1,933	2,069	3,005
Interest expense	11,059	10,127	8,102
Net cost pension benefit	12,992	12,196	11,107

The funded status of the post-employment health benefits plans is as follows:

	2024	2023
Present value of obligations	(224,677)	(196,446)
Total net liabilities	(224,677)	(196,446)

Changes in plan assets and actuarial liabilities were as follows:

	2024	2023	2022
Change in benefit obligation
Benefit obligation at beginning of the year	196,445	224,180	318,181
Cost of service	1,933	2,069	3,005
Interest expense	11,059	10,127	8,102
Contributions from participants	1,125	1,096	1,472
Payment of benefits	(18,729)	(20,265)	(17,488)
Remeasurements	(9,457)	(7,232)	(61,524)
Exchange variations	42,301	(13,530)	(27,568)
Benefit obligation at the end of the year	224,677	196,445	224,180

	2024	2023	2022
Change in plan assets
Contributions from sponsors	17,604	19,168	16,016
Contributions from participants	1,125	1,096	1,472
Payments of benefits	(18,729)	(20,264)	(17,488)
Fair value of plan assets at end of the year	—	—	—

The historical actuarial gains and losses of the plans are as follows:

	2024	2023	2022	2021	2020
Present value of defined benefit obligation	(224,677)	(196,445)	(224,180)	(318,181)	(362,944)
Deficit	(224,677)	(196,445)	(224,180)	(318,181)	(362,944)
Experience adjustments on plan liabilities	(9,457)	(7,232)	(61,524)	(36,938)	(23,533)

The amounts recognized as actuarial gains and losses in other comprehensive income are as follows:

	2024	2023	2022
Losses / Gains on actuarial obligation	(9,457)	(7,232)	(61,524)
Actuarial losses recognized in Equity	(9,457)	(7,232)	(61,524)

The accounting assumptions adopted for post-employment health benefits are as follows:

	2024	2023
Average discount rate	4.58% - 5.62%	4.63% - 4.92%
Health treatment - rate assumed next year	4.76% - 8.40%	4.84% - 7.60%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2032 to 2041	3.26% - 4.40%	3.26% - 4.50%

The assumptions adopted for post-employment health benefits have a significant effect on the amounts disclosed and recorded for post-employment health benefits plans. The change of one-point percentage on discount rates would have the following effects:

	1% Increase	1% Decrease
Effect over total service costs and interest costs	(383)	178
Effect over benefit plan obligations	(18,930)	22,534

d) Other retirement and termination benefits

The benefits of this plan provide a compensation supplement up to retirement date, cost of living allowance, and other benefits as a result of termination and retirement of the employees. The Company estimates that the total obligation for these benefits was R$ 16,790 as of December 31, 2024 (R$ 11,798 as of December 31, 2023).